CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets, Current [Abstract]
Cash and cash equivalents	$ 75,585	$ 83,045
Held-to-maturity investment securities	45,159	0
Trade and other receivables, net of allowance	11,157	11,695
Contract assets	28,238	18,000
Other current assets	12,561	11,157
Total current assets	172,700	123,897
Property, plant and equipment, net	22,823	19,689
Right-of-use assets	18,309	6,969
Equity method investment	7,066	10,561
Equity security investment	14,990	14,990
Other non-current assets	5,736	750
Total assets	241,624	176,856
Liabilities, Current [Abstract]
Accounts payable	4,060	7,455
Other accrued liabilities	7,316	4,502
AM SAFE liability	0	28,986
Warrants	7,614	4,108
Contract liabilities	3,198	3,101
Accrued salaries and wages	5,468	7,031
Current lease liabilities	126	798
Total current liabilities	27,782	55,981
Non-current lease liabilities	19,816	6,615
Non-current contract liabilities	8,233	10,760
Fixed Maturity Consideration, Noncurrent	7,228	0
Derivative Liability, Noncurrent	37,523	0
Brookfield SAFE liability	25,150	50,000
Other long-term liabilities	1,421	1,591
Total liabilities	127,153	124,947
Redeemable convertible preferred stock,	0	480,631
Stockholders' Equity Attributable to Parent [Abstract]
Common stock	19	1
Additional paid-in capital	943,960	24,782
Accumulated other comprehensive income	2,364	2,740
Accumulated deficit	(831,872)	(456,245)
Total shareholders’ equity (deficit)	114,471	(428,722)
Total liabilities, contingently redeemable preferred stock, and shareholders' equity	$ 241,624	$ 176,856